Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities

NOTE 28. RECONCILIATION OF LOSS AFTER INCOME TAX TO NET CASH USED IN OPERATING ACTIVITIES

	Consolidated
	June 30, 2019 A$	June 30, 2018 A$	June 30, 2017 A$
Loss after income tax expense for the year	(18,343,984)	(12,746,020)	(9,367,206)
Adjustments for:
Depreciation and amortization	1,879,151	1,808,929	1,701,615
Share based payments	1,581,987	2,263,843	862,227
Changes in fair value of US investor warrants	(961,176)	189,983	—
US warrants transaction costs	236,887	493,487	—
Unrealized gain on exchange through the profit and loss	(330,951)	(401,557)	(218,567)
Net change in fair value of convertible note liability	996,875	866,848	751,816
Change in operating assets and liabilities:
(Increase) in current receivables	(1,762,132)	(1,237,978)	(2,025,716)
(Increase) in other operating assets	(44,052)	(247,396)	(865,245)
Increase in trade and other payables	1,396,519	1,075,067	1,377,141
Increase/(decrease) in employee benefits	64,478	158,091	(7,120)
(Decrease) in income tax payable	—	—	(21,549)
(Decrease) in deferred tax liability	—	—	(694,194)

Net cash used in operating activities	(15,286,398)	(7,776,703)	(8,506,798)